Note 9 - Other Disclosures - Loans and Advance Payments from Key Management Personnel and Other Related Parties (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Loans from key management personnel and other related parties	€ 2	€ 2	€ 201
Advance payments received from key management personnel*	49	47	52
Total	51	49	253
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Loans from key management personnel and other related parties	2	2	2
Other related parties [member]
Statement Line Items [Line Items]
Loans from key management personnel and other related parties	€ 0	€ 0	€ 199